Stock-based Compensation - Additional Information (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 16, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense (credit)		$ 2,752,000	$ 3,709,000	$ 5,571,000	$ 8,092,000		$ 29,300,000	$ 13,515,000	$ 23,493,000	$ 29,324,000
Incremental expense										4,100,000
Stock-based compensation				5,571,000	8,092,000	[1]		13,515,000	23,493,000	29,324,000
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		100,000		$ 100,000				$ 200,000
Nonvested award, period for recognition				4 months 24 days				10 months 24 days
Share-based compensation expense (credit)		100,000	100,000	$ 100,000	400,000			$ 500,000	2,300,000	20,900,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		11,900,000		$ 11,900,000				$ 20,600,000
Nonvested award, period for recognition				1 year 4 months 24 days				1 year 9 months 18 days
Share-based compensation expense (credit)		2,700,000	3,400,000	$ 5,400,000	7,400,000			$ 13,100,000	21,200,000	8,000,000
Restricted Stock Units | Former Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (credit)								600,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized								0
Share-based compensation expense (credit)		$ 40,000.00	$ 200,000	$ 100,000	$ 300,000
Stock-based compensation								$ (100,000)	$ 100,000	$ 400,000
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award				0.00%				0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award				200.00%				200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		33,146,412		33,146,412				33,146,412
Period of automatic increase of shares				10 years				10 years
Percent of increase in shares from capital stock outstanding		5.00%		5.00%				5.00%
Number of shares available for future issuance (in shares)		20,415,013		20,415,013				19,530,046

[1]	For the six months ended June 30, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.